UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1 – Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.88%
Aerospace & Defense - 4.64%
Boeing Co.	84,330	$27,650,120
Raytheon Co.	247,400	53,393,868
		81,043,988

Auto Components - 0.12%
Adient PLC	35,325	2,111,022

Banks - 10.77%
HSBC Holdings PLC - Sponsored ADR	837,600	39,928,392
JPMorgan Chase & Co.	570,250	62,710,392
SunTrust Banks, Inc.	637,489	43,374,752
Wells Fargo & Co.	801,000	41,980,410
		187,993,946

Beverages - 2.84%
Diageo PLC - Sponsored ADR	366,450	49,624,659

Building Products - 0.66%
Johnson Controls International PLC	326,000	11,488,240

Chemicals - 2.96%
DowDuPont, Inc.	811,360	51,691,746

Communications Equipment - 3.65%
Cisco Systems, Inc.	1,487,180	63,785,150

Distributors - 3.08%
Genuine Parts Co.	598,890	53,804,278

Diversified Telecommunication Services - 5.71%
AT&T, Inc.	1,356,850	48,371,703
BCE, Inc.	1,192,180	51,311,427
		99,683,130

Electric Utilities - 3.39%
NextEra Energy, Inc.	362,200	59,158,126

Electronic Equipment, Instruments & Components - 2.26%
Corning, Inc.	1,413,415	39,406,010

Household Products - 2.02%
Kimberly-Clark Corp.	320,835	35,333,558

Industrial Conglomerates - 5.01%
3M Co.	222,730	48,893,690
Siemens AG	602,355	38,502,531
		87,396,221

Insurance - 9.34%
Brighthouse Financial, Inc.(a)	97,195	4,995,823
Chubb Ltd.	379,025	51,839,249
MetLife, Inc.	1,069,150	49,063,294
	Shares	Value (Note 1)
Insurance (continued)
Travelers Cos., Inc.	412,400	$57,265,864
		163,164,230

Oil, Gas & Consumable Fuels - 9.67%
Chevron Corp.	447,700	51,055,708
ConocoPhillips	838,450	49,711,700
Exxon Mobil Corp.	345,450	25,774,025
Royal Dutch Shell PLC, - Class B, Sponsored ADR	644,600	42,240,638
		168,782,071

Personal Products - 2.93%
Unilever NV	907,194	51,156,670

Pharmaceuticals - 15.40%
AstraZeneca PLC - Sponsored ADR	1,258,986	44,026,740
Eli Lilly & Co.	466,050	36,058,288
Johnson & Johnson	398,680	51,090,842
Merck & Co., Inc.	821,600	44,752,552
Novartis AG	576,446	46,605,659
Pfizer, Inc.	1,307,050	46,387,205
		268,921,286

Semiconductors & Semiconductor Equipment - 3.32%
Intel Corp.	1,111,900	57,907,752

Software - 2.75%
Microsoft Corp.	526,665	48,068,715

Specialized REITs - 3.61%
HCP, Inc.	676,150	15,706,964
Welltower, Inc.	868,050	47,247,962
		62,954,926

Tobacco - 4.75%
Altria Group, Inc.	728,900	45,425,048
Philip Morris International, Inc.	376,719	37,445,869
		82,870,917

TOTAL COMMON STOCKS
(Cost $1,027,549,745)		1,726,346,641

TOTAL INVESTMENTS 98.88%
(Cost $1,027,549,745)		$1,726,346,641

Other Assets In Excess Of Liabilities and 1.12%		19,488,039

NET ASSETS 100.00%		$1,745,834,680

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	20.11%	$351,158,176
Health Care	15.40	268,921,286
Consumer Staples	12.54	218,985,804
Information Technology	11.98	209,167,627
Industrials	10.31	179,928,449
Energy	9.67	168,782,071
Telecommunication Services	5.71	99,683,130
Real Estate	3.61	62,954,926
Utilities	3.39	59,158,126
Consumer Discretionary	3.20	55,915,300
Materials	2.96	51,691,746
TOTAL COMMON STOCKS	98.88	1,726,346,641

TOTAL INVESTMENTS	98 .88%	$1,726,346,641
Other Assets In Excess Of Liabilities	1.12	19,488,039
TOTAL NET ASSETS	100 .00%	$1,745,834,680

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen International High Dividend Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.86%
Australia - 2.60%
Sonic Healthcare Ltd.	384,650	$6,759,451

Canada - 4.88%
BCE, Inc.	75,475	3,248,444
Manulife Financial Corp.	259,970	4,830,243
Vermilion Energy, Inc.	142,827	4,605,141
		12,683,828

China - 3.01%
China Petroleum & Chemical Corp., Class H	8,932,000	7,841,527

France - 8.03%
BNP Paribas SA	72,610	5,375,772
Cie Generale des Etablissements Michelin	39,470	5,823,053
Engie SA	90,950	1,516,934
Sanofi	21,050	1,692,112
TOTAL SA - Sponsored ADR	112,435	6,486,375
		20,894,246

Germany - 11.37%
Allianz SE	32,340	7,297,998
Daimler AG	75,116	6,374,661
Deutsche Telekom AG	223,620	3,645,784
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,950	3,473,942
ProSiebenSat.1 Media SE	132,500	4,594,320
Siemens AG	32,800	4,177,943
		29,564,648

Hong Kong - 4.77%
BOC Hong Kong Holdings Ltd.	1,133,950	5,519,376
HSBC Holdings PLC	730,133	6,884,405
		12,403,781

Indonesia - 0.03%
Telekomunikasi Indonesia Persero Tbk PT	320,000	83,675

Ireland - 3.23%
Smurfit Kappa Group PLC	207,210	8,393,342

Japan - 4.37%
Honda Motor Co. Ltd.	190,900	6,532,277
Japan Tobacco, Inc.	32,500	927,001
Nippon Telegraph & Telephone Corp.	85,130	3,921,876
		11,381,154
	Shares	Value (Note 1)
Netherlands - 6.17%
ING Groep NV	334,465	$5,638,137
NN Group NV	149,715	6,639,181
Unilever NV	67,065	3,781,795
		16,059,113

Norway - 1.21%
Orkla ASA	294,350	3,159,490

Russia - 1.97%
MMC Norilsk Nickel PJSC - ADR	273,680	5,117,816

Singapore - 4.04%
Singapore Telecommunications Ltd.	669,000	1,719,506
United Overseas Bank Ltd.	419,500	8,798,573
		10,518,079

Sweden - 1.71%
Investor AB, Class B	100,350	4,437,139

Switzerland - 11.69%
ABB Ltd. - Sponsored ADR	173,520	4,119,365
Nestle SA	54,890	4,341,822
Novartis AG - Sponsored ADR	98,325	7,949,576
Roche Holding AG	12,000	2,750,209
UBS Group AG(a)	401,165	7,047,664
Zurich Insurance Group AG	12,820	4,202,707
		30,411,343

Taiwan - 3.18%
Advanced Semiconductor Engineering, Inc.	5,723,000	8,273,294

United Kingdom - 20.60%
AstraZeneca PLC - Sponsored ADR	105,085	3,674,822
BAE Systems PLC	768,635	6,269,796
British American Tobacco PLC - Sponsored ADR	81,800	4,719,042
Diageo PLC	159,600	5,400,928
GlaxoSmithKline PLC	338,840	6,626,980
Imperial Brands PLC	95,970	3,266,514
Lloyds Banking Group PLC	4,968,100	4,506,966
Royal Dutch Shell PLC, Class B	227,015	7,252,300
Smiths Group PLC	334,250	7,097,609
SSE PLC	15,200	272,115
Vodafone Group PLC - Sponsored ADR	161,731	4,499,356
		53,586,428

TOTAL COMMON STOCKS
(Cost $197,030,038)		241,568,354

	Shares	Value (Note 1)
PREFERRED STOCK - 3.02%
Brazil - 3.02%
Telefonica Brasil SA	511,200	$7,848,893

TOTAL PREFERRED STOCK
(Cost $7,691,700)		7,848,893

TOTAL INVESTMENTS 95.88%
(Cost $204,721,738)		$249,417,247

Other Assets In Excess Of Liabilities and 4.12%		10,713,361

NET ASSETS 100.00%		$260,130,608

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	28.70%	$74,652,103
Health Care	11.33	29,453,150
Energy	10.06	26,185,343
Consumer Staples	9.83	25,596,592
Consumer Discretionary	8.97	23,324,311
Industrials	8.33	21,664,713
Telecommunication Services	6.58	17,118,641
Materials	5.20	13,511,158
Information Technology	3.18	8,273,294
Utilities	0.68	1,789,049
TOTAL COMMON STOCKS	92.86	241,568,354

PREFERRED STOCK
Telecommunication Services	3.02	7,848,893
TOTAL PREFERRED STOCK	3.02	7,848,893

TOTAL INVESTMENTS	95 .88%	$249,417,247
Other Assets In Excess Of Liabilities	4.12	10,713,361
TOTAL NET ASSETS	100 ..00%	$260,130,608

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 89.99%
Aerospace & Defense - 4.27%
Orbital ATK, Inc.	1,260	$167,089

Airlines - 1.67%
JetBlue Airways Corp.(a)	3,210	65,227

Auto Components - 3.51%
Motorcar Parts of America, Inc.(a)	6,410	137,366

Banks - 10.36%
Bank of the Ozarks	2,300	111,021
CVB Financial Corp.	2,950	66,788
First Bancorp	3,400	121,210
National Bank Holdings Corp., Class A	3,200	106,400
		405,419

Commercial Services & Supplies - 2.28%
Team, Inc.(a)	6,500	89,375

Communications Equipment - 4.02%
Mitel Networks Corp.(a)	16,960	157,389

Construction & Engineering - 4.23%
Quanta Services, Inc.(a)	4,820	165,567

Electrical Equipment - 3.23%
Babcock & Wilcox Enterprises, Inc.(a)	28,944	126,485

Electronic Equipment, Instruments & Components - 8.04%
Avnet, Inc.	2,020	84,355
Orbotech Ltd.(a)	2,240	139,283
VeriFone Systems, Inc.(a)	5,910	90,896
		314,534

Energy Equipment & Services - 1.18%
Oceaneering International, Inc.	2,500	46,350

Health Care Providers & Services - 6.49%
Brookdale Senior Living, Inc.(a)	8,050	54,015
Capital Senior Living Corp.(a)	8,450	90,838
Ensign Group, Inc.	4,150	109,145
		253,998

Health Care Technology - 2.75%
Quality Systems, Inc.(a)	7,875	107,494

Household Durables - 3.05%
Helen of Troy Ltd.(a)	1,370	119,190

Insurance - 8.83%
Assured Guaranty Ltd.	3,615	130,863
	Shares	Value (Note 1)
Insurance (continued)
Brighthouse Financial, Inc.(a)	1,285	$66,049
United Insurance Holdings Corp.	7,760	148,526
		345,438

Machinery - 3.15%
AGCO Corp.	1,900	123,215

Media - 2.45%
AMC Networks, Inc., Class A(a)	1,855	95,903

Metals & Mining - 2.46%
Tahoe Resources, Inc.	20,500	96,145

Oil, Gas & Consumable Fuels - 3.93%
Cimarex Energy Co.	1,645	153,808

Professional Services - 3.88%
Robert Half International, Inc.	2,620	151,672

Software - 3.02%
Verint Systems, Inc.(a)	2,770	118,002

Textiles, Apparel & Luxury Goods - 3.59%
Carter's, Inc.	1,350	140,535

Thrifts & Mortgage Finance - 3.60%
United Community Financial Corp.	14,280	140,801

TOTAL COMMON STOCKS
(Cost $3,021,215)		3,521,002

TOTAL INVESTMENTS 89.99%
(Cost $3,021,215)		$3,521,002

Other Assets In Excess Of Liabilities and 10.01%		391,635

NET ASSETS 100.00%		$3,912,637

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	22.79%	$891,658
Industrials	22.71	888,630
Information Technology	15.08	589,925
Consumer Discretionary	12.60	492,994
Health Care	9.24	361,492
Energy	5.11	200,158
Materials	2.46	96,145
TOTAL COMMON STOCKS	89.99	3,521,002

TOTAL INVESTMENTS	89 .99%	$3,521,002
Other Assets In Excess Of Liabilities	10.01	391,635
TOTAL NET ASSETS	100 .00%	$3,912,637

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.48%
Aerospace & Defense - 5.60%
Boeing Co.	3,025	$991,837
Raytheon Co.	4,475	965,794
		1,957,631

Auto Components - 1.53%
Adient PLC	987	58,983
BorgWarner, Inc.	9,500	477,185
		536,168

Banks - 13.24%
BB&T Corp.	20,850	1,085,034
Citigroup, Inc.	17,100	1,154,250
JPMorgan Chase & Co.	12,600	1,385,622
Wells Fargo & Co.	19,200	1,006,272
		4,631,178

Capital Markets - 2.35%
Morgan Stanley	15,200	820,192

Communications Equipment - 4.00%
Cisco Systems, Inc.	32,600	1,398,214

Diversified Telecommunication Services - 2.21%
AT&T, Inc.	21,700	773,605

Electrical Equipment - 2.06%
ABB Ltd. - Sponsored ADR	30,350	720,509

Electronic Equipment, Instruments & Components - 2.55%
Arrow Electronics, Inc.(a)	11,600	893,432

Energy Equipment & Services - 2.15%
Halliburton Co.	16,050	753,387

Food Products - 1.92%
Archer-Daniels-Midland Co.	15,450	670,066

Health Care Equipment & Supplies - 2.67%
Medtronic PLC	11,660	935,365

Health Care Providers & Services - 3.50%
Aetna, Inc.	7,250	1,225,250

Industrial Conglomerates - 5.88%
3M Co.	4,500	987,840
Siemens AG - Sponsored ADR	16,700	1,067,464
		2,055,304

Insurance - 10.86%
Allstate Corp.	8,600	815,280
	Shares	Value (Note 1)
Insurance (continued)
Brighthouse Financial, Inc.(a)	1,225	$62,965
Chubb Ltd.	8,306	1,136,012
MetLife, Inc.	13,480	618,597
Travelers Cos., Inc.	8,400	1,166,424
		3,799,278

Life Sciences Tools & Services - 2.66%
Thermo Fisher Scientific, Inc.	4,500	929,070

Media - 1.98%
Walt Disney Co.	6,900	693,036

Metals & Mining - 2.59%
Newmont Mining Corp.	23,200	906,424

Oil, Gas & Consumable Fuels - 6.52%
Chevron Corp.	9,750	1,111,890
ConocoPhillips	14,450	856,741
Devon Energy Corp.	9,875	313,926
		2,282,557

Personal Products - 2.09%
Unilever NV	12,990	732,506

Pharmaceuticals - 11.34%
GlaxoSmithKline PLC - Sponsored ADR	13,800	539,166
Johnson & Johnson	5,915	758,007
Mallinckrodt PLC(a)	1,477	21,387
Merck & Co., Inc.	15,150	825,220
Novartis AG - Sponsored ADR	9,600	776,160
Pfizer, Inc.	29,550	1,048,730
		3,968,670

Software - 6.78%
Microsoft Corp.	15,850	1,446,630
Oracle Corp.	20,200	924,150
		2,370,780

TOTAL COMMON STOCKS
(Cost $21,129,778)		33,052,622

TOTAL INVESTMENTS 94.48%
(Cost $21,129,778)		$33,052,622

Other Assets In Excess Of Liabilities and 5.52%		1,932,803

NET ASSETS 100.00%		$34,985,425

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	26.45%	$9,250,648
Health Care	20.17	7,058,355
Industrials	13.54	4,733,444
Information Technology	13.33	4,662,426
Energy	8.67	3,035,944
Consumer Staples	4.01	1,402,572
Consumer Discretionary	3.51	1,229,204
Materials	2.59	906,424
Telecommunication Services	2.21	773,605
TOTAL COMMON STOCKS	94.48	33,052,622

TOTAL INVESTMENTS	94 .48%	$33,052,622
Other Assets In Excess Of Liabilities	5.52	1,932,803
TOTAL NET ASSETS	100 ..00%	$34,985,425

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 84.70%
Austria - 1.41%
Erste Group Bank AG	120,150	$6,031,819

Brazil - 8.44%
AES Tiete Energia SA	754,762	2,779,962
Ambev SA	763,550	5,551,008
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	757,950	8,026,691
Telefonica Brasil SA - ADR	596,010	9,154,714
Vale SA	835,150	10,623,108
		36,135,483

Chile - 0.75%
Vina Concha y Toro SA	1,494,867	3,231,824

China - 5.28%
China Construction Bank Corp., Class H	7,908,300	8,121,774
China Petroleum & Chemical Corp.	12,228,000	10,735,131
Great Wall Motor Co. Ltd., Class H	3,731,500	3,741,889
		22,598,794

Czech Republic - 0.14%
Moneta Money Bank AS(a)(b)	148,450	614,823

Greece - 1.83%
OPAP SA	685,200	7,832,447

Hong Kong - 21.39%
AIA Group Ltd.	1,520,000	12,860,101
BOC Aviation Ltd.(a)(b)	928,020	5,516,221
China Everbright Ltd.	3,274,000	6,858,248
China Mobile Ltd. - Sponsored ADR	11,150	510,113
IGG, Inc.	6,640,000	9,086,676
Nine Dragons Paper Holdings Ltd.	6,650,000	9,947,695
Sands China Ltd.	1,477,000	7,941,923
Times Property Holdings Ltd.	7,730,000	11,819,346
Value Partners Group Ltd.	8,359,450	7,786,240
WH Group Ltd.(a)(b)	5,669,500	6,039,260
Xinhua Winshare Publishing and Media Co. Ltd., Class H	1,195,000	954,703
Xinyi Glass Holdings Ltd.	6,856,000	10,325,735
Xtep International Holdings Ltd.	3,535,000	1,963,851
		91,610,112

Hungary - 0.20%
Magyar Telekom Telecommunications PLC(c)	481,250	859,747

India - 2.15%
ICICI Bank Ltd. - Sponsored ADR	800,450	7,083,983
	Shares	Value (Note 1)
India (continued)
RHT Health Trust	3,452,200	$2,132,694
		9,216,677

Indonesia - 3.23%
Bank Rakyat Indonesia Persero Tbk PT	20,232,500	5,290,503
Gudang Garam Tbk PT	518,300	2,728,439
Indo Tambangraya Megah Tbk PT	2,676,800	5,541,224
Telekomunikasi Indonesia Persero Tbk PT	1,075,000	281,097
		13,841,263

Mexico - 1.06%
PLA Administradora Industrial S de RL de CV	2,719,250	4,539,562

Russia - 9.60%
Globaltrans Investment PLC(a)	913,337	10,832,177
LUKOIL PJSC	188,800	13,068,736
MMC Norilsk Nickel PJSC - ADR	433,550	8,107,385
Sberbank of Russia - Sponsored ADR	489,200	9,123,580
		41,131,878

Singapore - 0.79%
Ascendas India Trust	4,373,900	3,369,286

South Africa - 3.76%
Mondi Ltd.	219,000	5,960,796
Remgro Ltd.	542,100	10,165,448
		16,126,244

South Korea - 9.23%
Doosan Bobcat, Inc.	81,975	2,426,411
Hanon Systems	535,874	5,806,684
KT&G Corp.	27,300	2,561,216
LG Chem, Ltd.	25,050	9,071,489
Macquarie Korea Infrastructure Fund	243,000	2,003,912
Samsung Electronics Co. Ltd.	5,970	13,733,408
SK Telecom Co. Ltd.	18,150	3,916,409
		39,519,529

Taiwan - 12.24%
Accton Technology Corp.	1,410,000	4,594,094
Advanced Semiconductor Engineering, Inc.	4,118,856	5,954,309
Asian Pay Television Trust	12,450,000	5,032,605
CTCI Corp.	1,506,000	2,453,442
King Yuan Electronics Co. Ltd.	6,500,000	6,743,663
Powertech Technology, Inc.	2,150,000	6,702,850
Taiwan Semiconductor Manufacturing Co. Ltd.	304,650	13,331,484
Win Semiconductors Corp.	350,649	3,764,212
Wistron NeWeb Corp.	1,467,002	3,843,981
		52,420,640

	Shares	Value (Note 1)
Thailand - 0.75%
Major Cineplex Group PCL	3,522,200	$3,210,192

Turkey - 1.62%
Arcelik AS	222,550	1,008,591
Tupras Turkiye Petrol Rafinerileri AS	213,000	5,933,313
		6,941,904

Vietnam - 0.83%
Saigon Securities, Inc.	2,072,500	3,543,589

TOTAL COMMON STOCKS
(Cost $296,572,020)		362,775,813

	Shares	Value (Note 1)
PARTICIPATORY NOTES - 9.45%
China - 5.37%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 08/08/2019	2,107,742	7,926,889
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 01/04/2019	2,975,800	8,456,745
Zhengzhou Yutong Bus Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/04/2020	1,850,206	6,623,206
		23,006,840

India - 4.08%
Indiabulls Housing Finance Ltd., Expires 01/30/2020	585,966	11,116,173
Power Grid Corp of India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/27/2019	2,153,108	6,363,916
		17,480,089

TOTAL PARTICIPATORY NOTES
(Cost $34,793,973)		40,486,929

Value (Note 1)
TOTAL INVESTMENTS 94.15%
(Cost $331,365,993)	$403,262,742

Other Assets In Excess Of Liabilities and 5.85%	25,063,740

NET ASSETS 100.00%	$428,326,482
(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2018, the aggregate market value of those securities was $23,002,481, which represents approximately 5.37% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2018, these securities had an aggregate value of $12,170,294 or 2.84% of net assets.
(c)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	18.55%	$79,484,020
Information Technology	15.82	67,754,677
Materials	12.61	54,036,208
Consumer Discretionary	8.76	37,492,885
Energy	8.23	35,278,404
Industrials	4.96	21,228,251
Consumer Staples	4.70	20,111,747
Real Estate	4.61	19,728,194
Telecommunication Services	3.44	14,722,080
Utilities	2.52	10,806,653
Health Care	0.50	2,132,694
TOTAL COMMON STOCKS	84.70	362,775,813

PARTICIPATORY NOTES
Industrials	3.40	14,550,095
Financials	2.59	11,116,173
Consumer Discretionary	1.97	8,456,745
Utilities	1.49	6,363,916
TOTAL PARTICIPATORY NOTES	9.45	40,486,929

TOTAL INVESTMENTS	94 .15%	$403,262,742
Other Assets In Excess Of Liabilities	5.85	25,063,740
TOTAL NET ASSETS	100 .00%	$428,326,482

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.82%
Banks - 9.21%
HSBC Holdings PLC - Sponsored ADR	15,350	$731,735
JPMorgan Chase & Co.	8,300	912,751
SunTrust Banks, Inc.(a)	14,950	1,017,198
Wells Fargo & Co.	25,030	1,311,822
		3,973,506

Building Products - 1.93%
Johnson Controls International PLC	23,700	835,188

Chemicals - 2.21%
DowDuPont, Inc.(a)	14,960	953,101

Communications Equipment - 3.40%
Cisco Systems, Inc.	34,260	1,469,411

Distributors - 2.88%
Genuine Parts Co.	13,830	1,242,487

Diversified Telecommunication Services - 6.29%
AT&T, Inc.	33,830	1,206,039
Verizon Communications, Inc.	31,580	1,510,156
		2,716,195

Electric Utilities - 5.59%
Duke Energy Corp.	11,250	871,537
PPL Corp.	54,430	1,539,825
		2,411,362

Electrical Equipment - 2.93%
Eaton Corp. PLC(a)	15,800	1,262,578

Electronic Equipment, Instruments & Components - 2.66%
Corning, Inc.	41,250	1,150,050

Food Products - 2.53%
Archer-Daniels-Midland Co.(a)	25,130	1,089,888

Household Products - 3.25%
Kimberly-Clark Corp.(a)	12,730	1,401,955

Industrial Conglomerates - 2.04%
Honeywell International, Inc.(a)	6,080	878,621

Insurance - 8.50%
Chubb Ltd.	8,470	1,158,442
MetLife, Inc.	27,330	1,254,174
Travelers Cos., Inc.(a)	9,050	1,256,683
		3,669,299

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 10.24%
Chevron Corp.(a)	10,520	$1,199,701
ConocoPhillips(a)	15,600	924,924
Exxon Mobil Corp.	16,980	1,266,878
Royal Dutch Shell PLC, - Class B, Sponsored ADR(a)	15,640	1,024,889
		4,416,392

Personal Products - 1.43%
Unilever NV(a)	10,980	619,162

Pharmaceuticals - 15.41%
AstraZeneca PLC - Sponsored ADR	31,520	1,102,254
Johnson & Johnson	9,830	1,259,714
Merck & Co., Inc.(a)	23,320	1,270,240
Novartis AG	14,150	1,144,028
Novo Nordisk A/S - Sponsored ADR	16,860	830,355
Pfizer, Inc.	29,340	1,041,277
		6,647,868

Semiconductors & Semiconductor Equipment - 2.58%
Intel Corp.(a)	21,370	1,112,950

Specialized REITs - 5.58%
HCP, Inc.	48,630	1,129,675
Welltower, Inc.	23,460	1,276,928
		2,406,603

Tobacco - 5.16%
Altria Group, Inc.	20,140	1,255,125
Philip Morris International, Inc.	9,760	970,144
		2,225,269

TOTAL COMMON STOCKS
(Cost $42,544,812)		40,481,885

TOTAL INVESTMENTS 93.82%
(Cost $42,544,812)		$40,481,885

Other Assets In Excess Of Liabilities and 6.18%		2,664,092

NET ASSETS 100.00%		$43,145,977

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value (Note 1)
CALL OPTIONS WRITTEN (0.26%)
Archer-Daniels-Midland Co., Expires April, 2018, Exercise Price $44.00	$(1,088,587)	(251)	$(13,805)
Chevron Corp., Expires April, 2018, Exercise Price $119.00	(604,412)	(53)	(2,703)
ConocoPhillips, Expires April, 2018, Exercise Price $59.00	(924,924)	(156)	(28,704)
DowDupont, Inc, Expires April, 2018, Exercise Price $69.50	(477,825)	(75)	(1,050)
Eaton Corp. PLC, Expires April, 2018, Exercise Price $83.00	(1,262,578)	(158)	(9,480)
Honeywell International, Inc., Expires April, 2018, Exercise Price $150.00	(447,981)	(31)	(4,030)
Intel Corp., Expires April, 2018, Exercise Price $54.00	(1,109,304)	(213)	(13,845)
Kimberly-Clark Corp., Expires April, 2018, Exercise Price $115.00	(704,832)	(64)	(3,840)
Merck & Co., Inc., Expires April, 2018, Exercise Price $57.50	(637,299)	(117)	(5,616)
Royal Dutch Shell PlC, Expires April, 2018, Exercise Price $65.00	(15,255,900)	(67)	(10,385)
Suntrust Banks, Inc., Expires April, 2018, Exercise Price $75.00	(510,300)	(75)	(1,050)
Travelers Cos., Inc., Expires April, 2018, Exercise Price $145.00	(1,249,740)	(90)	(5,490)
SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value (Note 1)
CALL OPTIONS WRITTEN (continued)
Unilever NV, Expires April, 2018, Exercise Price $55.00	$(310,145)	(55)	$(11,550)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $137,390)			(111,548)

TOTAL WRITTEN OPTIONS
(Premiums received $137,390)			$(111,548)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2018.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	17.71%	$7,642,805
Health Care	15.41	6,647,868
Consumer Staples	12.37	5,336,274
Energy	10.24	4,416,392
Information Technology	8.64	3,732,411
Industrials	6.90	2,976,387
Telecommunication Services	6.29	2,716,195
Utilities	5.59	2,411,362
Real Estate	5.58	2,406,603
Consumer Discretionary	2.88	1,242,487
Materials	2.21	953,101
TOTAL COMMON STOCKS	93.82	40,481,885

WRITTEN OPTIONS
Materials	0.00	(1,050)
Financials	(0.01)	(6,540)
Health Care	(0.01)	(5,616)
Industrials	(0.03)	(13,510)
Information Technology	(0.03)	(13,845)
Consumer Staples	(0.07)	(29,195)
Energy	(0.11)	(41,792)
TOTAL WRITTEN OPTIONS	(0.26)	(111,548)

TOTAL INVESTMENTS	93 .56%	$40,370,337
Other Assets In Excess Of Liabilities	6.44	2,775,640
TOTAL NET ASSETS	100 .00%	$43,145,977

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
March 31, 2018 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of March 31, 2018 all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC

820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)	$241,568,354	$–	$–	$241,568,354
Preferred Stock	7,848,893	–	–	7,848,893
Total	$249,417,247	$–	$–	$249,417,247

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,726,346,641	$–	$–	$1,726,346,641
Total	$1,726,346,641	$–	$–	$1,726,346,641

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$3,521,002	$–	$–	$3,521,002
Total	$3,521,002	$–	$–	$3,521,002

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$33,052,622	$–	$–	$33,052,622
Total	$33,052,622	$–	$–	$33,052,622

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)	$362,775,813	$–	$–	$362,775,813
Participatory Notes	–	40,486,929	–	40,486,929
Total	$362,775,813	$40,486,929	$–	$403,262,742

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(2)	$40,481,885	$–	$–	$40,481,885
Total	$40,481,885	$–	$–	$40,481,885
Other Financial Instruments
Liabilities
Written Options	$(111,548)	–	–	$(111,548)
Total	$(111,548)	–	–	$(111,548)

(1)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Transfers into and out of Levels 1 and 2 for the period ended March 31, 2018 were as follows:

	Level 1		Level 2
Cullen International High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$-	$(4,155,666)	$4,155,666	$-
Total	$-	$(4,155,666)	$4,155,666	$-

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 25, 2018

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	May 25, 2018

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